SUMMARY DEFERRED TAX ASSET AND (LIABILITY) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities):
Net operating losses	$ 580,302	$ 277,704
Stock compensation/consultant stock	3,308,200
Debt discounts	(378,743)
Other expense
Total deferred tax assets (liabilities)	3,509,759	79,005
Less: Valuation allowance	(3,509,759)	(79,005)
Net deferred tax assets (liabilities)